OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Capitalized Costs of Unproved Properties Excluded from Amortization

	December 31,
	2016	2015
	(In thousands)
Undeveloped unevaluated acreage
Beginning Balance	$-	$2,886
Lease purchases	546	-
Assets conveyed	23,915	-
Transfer and other reclassification to evaluated properties	-	(2,886)
Total undeveloped acreage	$24,461	$-

Wells in progress:
Beginning Balance	$-	$6,042
Additions	7,453	-
Disposition of wells in progress for elimination of accrued expenses for drilling	-	(5,198)
Reclassification to evaluated properties	-	(844)
Total wells in progress and not subject to DD&A	$7,453	$-